Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments and financial risk management
Schedule of overview of financial instruments
	Measurement category	Carrying amount
		Year Ended December 31,
(in thousands of €)		2019	2018	2017 (1)

Financial assets — non-current	FVTPL	€2,596	1	€1

Research and development incentive receivables — non-current	Amortised cost	8,566	4,883	3,033

Restricted cash — non-current	Amortised cost	630	251	256

Trade and other receivables	Amortised cost	28,115	2,886	2,842

Prepaid expenses	Amortised cost	9,022	2,995	2,338

Financial assets—current	FVTPL	1,004,539	283,529	168,907

Research and development incentive receivables — current	Amortised cost	261	301	158

Restricted cash — current	Amortised cost	—	1,692	1,692

Cash and cash equivalents	Amortised cost	331,282	281,040	190,867

Trade and other payables	Amortised cost	85,301	37,072	15,285

(1)	The Company adopted IFRS 9 on January 1, 2018. Under IAS 39, non-current financial assets were measured as “Available for sale”.

Schedule of assets at fair value

	At December 31,2019
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€2,596
Current financial assets		1,004,539
Assets carried at fair value		€1,004,539		€—	€2,596

	At December 31,2018
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		283,529
Assets carried at fair value		€283,529		€—	€1

	At December 31,2017
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		168,907
Assets carried at fair value		€168,907		€—	€1

Schedule of net exposure exchange differences of the monetary assets

	At December 31,
(in thousands of €)	2019	2018	2017
USD	821,916	312,831	147,169
JPY	488	—	—
GBP	4	2	406
CHF	1	4	25